Operating Risk	12 Months Ended
Mar. 31, 2012
Risks and Uncertainties [Abstract]
Operating Risk
15. Operating Risk

Concentrations of Credit Risk and Major Customers - A substantial percentage of the Company’s sales are made to a small number of customers and are typically sold either under letter of credit or on an open account basis. Details of customers accounting for 10% or more of total net sales for each of the three years ended March 31, 2010, 2011 and 2012 are as follows:

	Percentage of net sales Year ended March 31,
	2010	2011	2012
N&J Company Limited	19.2%	*	*
Digidesign, Inc.	12.0%	*	*
VTech Telecommunications Limited	10.8%	14.6%	12.6%

*	Less than 10%

Sales to the above customers relate to both injection-molded plastic parts and electronic products.

Debtors accounting for 10% or more of total accounts receivable at March 31, 2011 and 2012, respectively, are as follows:

	Percentage of accounts receivable March 31,
	2011	2012
VTech Telecommunications Limited	25.0%	16.9%
Peavey Electronics Corp.	*	10.2%

*	Less than 10%

There were accounts receivable written off of $7, $7 and $39 during the years ended March 31, 2010, 2011 and 2012, respectively. There were provision for doubtful accounts of $72, $378 and $18 during the years ended March 31, 2010, 2011 and 2012, respectively. There were charge off of provisions for doubtful accounts of $199, $2 and $170 during the years ended March 31, 2010, 2011 and 2012, respectively. At March 31, 2011 and 2012, allowances for doubtful accounts were $599 and $447, respectively.

Country risk - The Company has significant investments in China. The operating results of the Company may be adversely affected by changes in the political and social conditions in China, and by changes in Chinese government policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods taxation, among other things. There can be no assurance, however, those changes in political and other conditions will not result in any adverse impact.